Long-Term Incentive Plan and Other Compensatory Awards (Details 4) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-based compensation	$ 169,263	$ 1,221,231	$ 2,047,731	$ 305,180	$ 410,961
Awards under the LTIP [Member]
Stock-based compensation			2,027,031	305,180	410,961
Awards outside the LTIP [Member]
Stock-based compensation			20,700	0	0
Salaries and wages [Member]
Stock-based compensation			1,389,001	155,097	277,945
Consulting expense [Member]
Stock-based compensation			275,924	64,006	50,693
General and administrative [Member]
Stock-based compensation			$ 382,806	$ 86,077	$ 82,323